Disaggregation of Revenue - Revenue from external customers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue
Revenue	$ 3,148,531	$ 3,166,599	$ 6,316,313	$ 6,304,599	$ 12,622,893	$ 13,362,139	$ 14,007,511
Pay-TV video and related revenue
Disaggregation of Revenue
Revenue	3,117,334	3,117,066	6,248,234	6,215,002	12,436,637	13,197,994	13,877,196
Equipment sales and other revenue
Disaggregation of Revenue
Revenue	$ 31,197	$ 49,533	$ 68,079	$ 89,597	$ 186,256	$ 164,145	$ 130,315